Note 6 - Warrants (Details Textual) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 17, 2016	Jul. 08, 2016	Sep. 30, 2015	Jan. 31, 2015
The 2015 Unit Offering [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.30
Discount On Convertible Note Payable		$ 3,319,906
Debt Conversion, Original Debt, Amount	$ 283,571	$ 383,913
Series A Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	4,455,413
Warrants and Rights Outstanding	$ 1,940,000
Series A Warrants, Exercise Price 1 [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	2,719,048
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.45
Series A Warrants, Exercise Price 2 [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1,736,365
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.70
The 2015 Unit Offering [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					6,734,580
Discount On Convertible Note Payable	$ 1,635,000
The 2015 Unit Offering, Exercise Price 1 [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		6,320,800			6,448,866
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.40			$ 0.40
The 2015 Unit Offering, Exercise Price 2 [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		3,276,323			285,714
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.45			$ 0.45
Warrants Issued Concurrently with Line of Credit [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	300,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.35
Debt Instrument, Unamortized Discount	$ 237,405
Warrant Issued in Exchange of Cancelled Line of Credit [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	515,583		515,583
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.70		$ 0.70
Discount On Convertible Note Payable	$ 283,571
Warrants Issued Concurrently With One Year Convertible Note [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	400,000			400,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.65			$ 0.65
Discount On Convertible Note Payable	$ 101,770
Conversion of Notes Payable [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		266,000			266,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.30			$ 0.30
Discount On Convertible Note Payable		$ 133,000			$ 133,000